THE ADVISORS' INNER CIRCLE FUND

                              AIG MONEY MARKET FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
                  CLASS A SHARES PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 5 of the prospectus:

The Fund generally posts on its website at http://sei2funds.seic.com/aig a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Fund. The Fund generally posts on its website at http://sei2funds.seic.com/aig the ten largest portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the Fund's Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                              AIG MONEY MARKET FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
                  CLASS B SHARES PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 5 of the prospectus:

The Fund generally posts on its website at http://sei2funds.seic.com/aig a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Fund. The Fund generally posts on its website at http://sei2funds.seic.com/aig the ten largest portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the Fund's Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                 ALLEGIANT UNITED ASSOCIATION S&P 500 INDEX FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 15 of the prospectus:

The Fund generally posts on its website at http://sei2funds.seic.com/allegiant a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Fund. The Fund generally posts on its website at http://sei2funds.seic.com/allegiant the ten largest portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the Fund's Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                         ANALYTIC DEFENSIVE EQUITY FUND
                         ANALYTIC GLOBAL LONG-SHORT FUND
                         ANALYTIC SHORT-TERM INCOME FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
             INSTITUTIONAL CLASS SHARES PROSPECTUS DATED MAY 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 22 of the prospectus:

Each fund generally posts on its website at http://sei2funds.seic.com/analytic a detailed list of the securities held by the fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of each fund. Each fund generally posts on its website at http://sei2funds.seic.com/analytic the ten largest portfolio holdings of the fund, and the percentage that each of these holdings represents of the fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the funds' Statement of Additional Information for a description of the policies and procedures that govern disclosure of the funds' portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                         ANALYTIC DEFENSIVE EQUITY FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
         CLASS A SHARES AND CLASS C SHARES PROSPECTUS DATED MAY 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 18 of the prospectus:

The fund generally posts on its website at http://sei2funds.seic.com/analytic a detailed list of the securities held by the fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the fund. The fund generally posts on its website at http://sei2funds.seic.com/analytic the ten largest portfolio holdings of the fund, and the percentage that each of these holdings represents of the fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the fund's Statement of Additional Information for a description of the policies and procedures that govern disclosure of the fund's portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                            CAMBIAR OPPORTUNITY FUND
                        CAMBIAR INTERNATIONAL EQUITY FUND
                            CAMBIAR CONQUISTADOR FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
           INVESTOR (FORMERLY, INSTITUTIONAL) CLASS SHARES PROSPECTUS
           DATED SEPTEMBER 1, 2005 AS SUPPLEMENTED ON OCTOBER 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 26 of the prospectus:

Each fund generally posts on its website at http://sei2funds.seic.com/cambiar a detailed list of the securities held by the fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of each fund. Each fund generally posts on its website at http://sei2funds.seic.com/cambiar the ten largest portfolio holdings of the fund, and the percentage that each of these holdings represents of the fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the funds' Statement of Additional Information for a description of the policies and procedures that govern disclosure of the funds' portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                            CAMBIAR OPPORTUNITY FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
          INSTITUTIONAL CLASS SHARES PROSPECTUS DATED SEPTEMBER 1, 2005
                       AS SUPPLEMENTED ON OCTOBER 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 16 of the prospectus:

The fund generally posts on its website at http://sei2funds.seic.com/cambiar a detailed list of the securities held by the fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the fund. The fund generally posts on its website at http://sei2funds.seic.com/cambiar the ten largest portfolio holdings of the fund, and the percentage that each of these holdings represents of the fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the fund's Statement of Additional Information for a description of the policies and procedures that govern disclosure of the fund's portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                     CENTRAL BANK AND TRUST CORE EQUITY FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 6 of the prospectus:

The Fund generally posts on its website at http://sei2funds.seic.com/centralbank a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Fund. The Fund generally posts on its website at http://sei2funds.seic.com/centralbank the ten largest portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the Fund's Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                          CHARTWELL LARGE CAP CORE FUND
                         CHARTWELL SMALL CAP VALUE FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
                  ADVISOR CLASS PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 9 of the prospectus:

Each Fund generally posts on its website at http://sei2funds.seic.com/chartwell a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of each Fund. Each Fund generally posts on its website at http://sei2funds.seic.com/chartwell the ten largest portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the Funds' Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Funds' portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                          CHARTWELL LARGE CAP CORE FUND
                         CHARTWELL SMALL CAP VALUE FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
               INSTITUTIONAL CLASS PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 9 of the prospectus:

Each Fund generally posts on its website at http://sei2funds.seic.com/chartwell a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of each Fund. Each Fund generally posts on its website at http://sei2funds.seic.com/chartwell the ten largest portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the Funds' Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Funds' portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                  COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
           ADMINISTRATION CLASS SHARES PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 5 of the prospectus:

The Fund generally posts on its website at http://sei2funds.seic.com/commercecapital a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Fund. The Fund generally posts on its website at http://sei2funds.seic.com/commercecapital the ten largest portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the Fund's Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                  COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
            INSTITUTIONAL CLASS SHARES PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 5 of the prospectus:

The Fund generally posts on its website at http://sei2funds.seic.com/commercecapital a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Fund. The Fund generally posts on its website at http://sei2funds.seic.com/commercecapital the ten largest portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the Fund's Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

             COMMERCE CAPITAL TREASURY OBLIGATIONS MONEY MARKET FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
               SERVICE CLASS SHARES PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 5 of the prospectus:

The Fund generally posts on its website at http://sei2funds.seic.com/commercecapital a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Fund. The Fund generally posts on its website at http://sei2funds.seic.com/commercecapital the ten largest portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the Fund's Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

             COMMERCE CAPITAL TREASURY OBLIGATIONS MONEY MARKET FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
            INSTITUTIONAL CLASS SHARES PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 5 of the prospectus:

The Fund generally posts on its website at http://sei2funds.seic.com/commercecapital a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Fund. The Fund generally posts on its website at http://sei2funds.seic.com/commercecapital the ten largest portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the Fund's Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                     CS MCKEE INTERNATIONAL EQUITY PORTFOLIO

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 18 of the prospectus:

The fund generally posts on its website at http://sei2funds.seic.com/mckee a detailed list of the securities held by the fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the fund. The fund generally posts on its website at http://sei2funds.seic.com/mckee the ten largest portfolio holdings of the fund, and the percentage that each of these holdings represents of the fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the fund's Statement of Additional Information for a description of the policies and procedures that govern disclosure of the fund's portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                           FMA SMALL COMPANY PORTFOLIO

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 11 of the prospectus:

The adviser generally posts on its website at www.fmausa.com a detailed list of the securities held by the fund (portfolio holdings) as of the most recent calendar month end in the "FMA Holdings" section of the "Mutual Funds" page, 3 days after the end of the calendar month. The adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the fund. These postings generally remain until replaced by new postings as described above. Please consult the fund's Statement of Additional Information for a description of the policies and procedures that govern disclosure of the fund's portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                           ICM SMALL COMPANY PORTFOLIO

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph is hereby added under the subheading "Information about Portfolio Holdings," on page 15 of the prospectus:

The fund generally posts on its website at http://sei2funds.seic.com/icm a detailed list of the securities held by the fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the fund. The fund generally posts on its website at http://sei2funds.seic.com/icm the ten largest portfolio holdings of the fund, and the percentage that each of these holdings represents of the fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the fund's Statement of Additional Information for a description of the policies and procedures that govern disclosure of the fund's portfolio holdings.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                     RICE HALL JAMES SMALL/MID CAP PORTFOLIO
                       RICE HALL JAMES MICRO CAP PORTFOLIO
                        RICE HALL JAMES MID CAP PORTFOLIO

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following sentence hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 28 of the prospectus:

A description of each fund's policy and procedures with respect to the circumstances under which the fund discloses its portfolio securities is available in the SAI. Each fund discloses its portfolio holdings, along with its top 10 holdings, within ten days following month-end on its website: http://www.rhjfunds.com under each portfolio's overview.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                       SYNOVUS LARGE CAP CORE EQUITY FUND
                           SYNOVUS MID CAP VALUE FUND
                       SYNOVUS INTERMEDIATE-TERM BOND FUND
                           GEORGIA MUNICIPAL BOND FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
               INSTITUTIONAL SHARES PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 19 of the prospectus:

Each Fund generally posts on its website at http://sei2funds.seic.com/synovus a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of each Fund. Each Fund generally posts on its website at http://sei2funds.seic.com/synovus the ten largest portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the Funds' Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Funds' portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                       SYNOVUS LARGE CAP CORE EQUITY FUND
                           SYNOVUS MID CAP VALUE FUND
                       SYNOVUS INTERMEDIATE-TERM BOND FUND
                           GEORGIA MUNICIPAL BOND FUND

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
             CLASS A, B AND C SHARES PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 19 of the prospectus:

Each Fund generally posts on its website at http://sei2funds.seic.com/synovus a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of each Fund. Each Fund generally posts on its website at http://sei2funds.seic.com/synovus the ten largest portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the Funds' Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Funds' portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ADVISORS' INNER CIRCLE FUND

                              TS&W EQUITY PORTFOLIO
                           TS&W FIXED INCOME PORTFOLIO
                       TS&W INTERNATIONAL EQUITY PORTFOLIO

                       SUPPLEMENT DATED NOVEMBER 29, 2005
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph hereby replaces the paragraph under the subheading "Information about Portfolio Holdings," on page 27 of the prospectus:

Each fund generally posts on its website at http://sei2funds.seic.com/tsw a detailed list of the securities held by the fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of each fund. Each fund generally posts on its website at http://sei2funds.seic.com/tsw the ten largest portfolio holdings of the fund, and the percentage that each of these holdings represents of the fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings generally remain until replaced by new postings as described above. Please consult the funds' Statement of Additional Information for a description of the policies and procedures that govern disclosure of the funds' portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.